Commitments and contingencies (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jul. 29, 2020 EUR (€)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) shares
Disclosure of contingent liabilities [line items]
Provision for employee related liability			€ 59,748	$ 81,562
Payment made to be unpaid wages and unpaid holiday | €	€ 59,748
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Claim issued by contractor for various purported damages		$ 1,700,000
Claim for lien component		188,309
Security deposit in respect of amount claimed and estimated legal fees		235,387
Funds paid for settlement agreement		$ 198,000
Epitech License Agreement
Disclosure of contingent liabilities [line items]
Non refundable sum due and payable upon first notification of FDA				700,000
Non refundable sum payable within ten business days of first notification FDA				$ 1,000,000
Percentage of lump sum payment received to pay for non prescription drug rights				25.00%
Percentage of one off lump sum payment to pay for prescription drug rights				5.00%
Percentage of net sales of Licensed Product as first payment condition		7.00%	7.00%	7.00%
Percentage of net receipts from commercial partners as second payment condition		25.00%	25.00%	25.00%
Percentage of net sales or net receipts of licensed products as third payment condition		5.00%	5.00%	5.00%
Heritage Building Restoration Commitment
Disclosure of contingent liabilities [line items]
Estimated cost of restoration in commitment				$ 266,349
Definitive Strategic Alliance and Streaming Agreement | Contingent liability for construction and development costs | Auxly Cannabis Group Inc.
Disclosure of contingent liabilities [line items]
Number of Class B shares issued from treasury under private placement | shares		37,313	37,313	37,313
Amount of Class B shares issued from treasury under private placement				$ 5,642,250
Definitive settlement agreement
Disclosure of contingent liabilities [line items]
Partial payment for settlement amount		$ 928,541
Claim settlement amount covered by insurance		$ 4,571,459